Statement of Operations - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Product	$ 5,119	$ 5,702	$ 5,988	$ 2,253
Service	419	229	411	12
Grant	240			894
Total revenue	5,778	5,931	6,399	3,159
Cost of revenue:
Product	6,311	7,858	8,176	8,173
Service	1,390	413	975	14
Total cost of revenue	7,701	8,271	9,151	8,187
Gross margin	(1,923)	(2,340)	(2,752)	(5,028)
Operating expenses:
Research and development	7,408	7,451	9,404	8,780
Selling and marketing	3,315	3,572	4,681	3,781
General and administrative	15,779	9,395	14,742	9,508
Total operating expenses	26,502	20,418	28,827	22,069
Loss from operations	(28,475)	(22,758)	(31,579)	(27,097)
Interest income	1	1	1	4
Interest expense	(2,376)	(1,505)	(2,243)	(97)
Other income (expense), net	(89)	82	21	(32)
Loss before provision for income taxes	(30,889)	(24,180)	(33,800)	(27,222)
Provision for income taxes	0	0	0	0
Net loss	(30,889)	(24,180)	(33,800)	(27,222)
Cumulative dividends on convertible preferred stock			0	(2,898)
Deemed capital contribution on conversion of Series C convertible preferred stock into common stock			0	8,783
Deemed dividend on convertible preferred stock extinguishment			0	(6,863)
Deemed capital contribution on repurchase of Series A convertible preferred stock		9	9	0
Net loss attributable to common stockholders	$ (30,889)	$ (24,171)	$ (33,791)	$ (28,200)
Net loss per share attributable to common stockholders, basic and diluted	$ (2.96)	$ (27.25)	$ (37.87)	$ (34.59)
Weighted-average common shares used in computing net loss per share attributable to common stockholders, basic and diluted	10,433,051	887,189	892,315	815,340